Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Other Charges
Acquisition-related costs	$ 959	$ 1,311	$ 4,444	$ 3,389
Contingent consideration accretion and adjustments	96	(1,247)	(59)	541
Restructuring plans	4,064	86	4,183	138
Other charges, total	$ 5,119	$ 150	$ 8,568	$ 4,068